VARIABLE INTEREST ENTITIES - Summary of the Sale and Leaseback Arrangement (Details) - CSSC entity - FLNG Hilli - Variable interest entity, primary beneficiary $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 1,200.0
Lease duration (in years)	15 years
Next repurchase option (in $ millions)	$ 421.0
Net repurchase obligation at end of lease term (in $ millions)	$ 207.9